Lease obligation	12 Months Ended
Dec. 31, 2022
Lease obligation
Lease obligation

12.Lease obligation

The Company entered into an office lease during the year ended December 31, 2022. A reconciliation of the outstanding lease obligation as at December 31, 2022 is as follows:

$
Balance, December 31, 2021	—
Additions	155,206
Lease payments	(55,125)
Interest expense	5,024
Balance, December 31, 2022	105,105

Total lease obligations	105,105
Less: current portion	(89,517)
Non-current portion	15,588

The office lease requires monthly payments of $7,875 and an end date of February 29, 2024. The right-of-use asset and lease obligation were measured at the present value of the lease payments and discounted using an incremental borrowing rate of 7.71%.

The following is a schedule of the Company’s future minimum lease payments related to the office lease obligation:

$
2023	94,500
2024	15,750
Total minimum lease payments	110,250
Less: imputed interest	(5,145)
Total present value of minimum lease payments	105,105
Less: current portion	(89,517)
Non-current portion	15,588